JPMorgan U.S. Treasury Plus Money Market Fund Expense Example - Investor Shares [Member] - JPMorgan U.S. Treasury Plus Money Market Fund - Investor	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 591